Contingencies - Labor and civil proceedings and judicial deposits (Details)	12 Months Ended
	Dec. 31, 2017 BRL lawsuit	Dec. 31, 2016 BRL
Contingencies
Judicial deposit, remote or possible loss	BRL 161,694,000	BRL 145,956,000
Provision for remote or possible loss contingency	0	BRL 0
Portion of REFIS tax credit included in judicial deposits	BRL 147,021,000
Labor
Contingencies
Number of legal cases | lawsuit	4,045
Estimate of total exposure	BRL 1,004,660,000
Penalty assessed by FGTS (as a percent)	40.00%
Civil
Contingencies
Number of legal cases | lawsuit	620
Estimate of total exposure	BRL 484,854,000
Penalty assessed by Federal Public Prosecutor	1,771,783,000
Other loss contingency, average amount of individual claims	BRL 782,000